PAUZE' FUNDS(TM)

                Pauze' U.S. Government Total Return Bond Fund(TM)
             Pauze' U.S. Government Intermediate Term Bond Fund(TM)
                 Pauze' U.S. Government Short Term Bond Fund(TM)


                                  ANNUAL REPORT
                                 APRIL 30, 1998


This reporting period has experienced another interesting year for the interest sensitive markets. From May 1, 1997 through April 30, 1998, the figures were dramatic.

================================================================================
                                             2YR       5YR       10Y       30YR
Security           3 MO Bill    1 YR Bill    TSY       TSY       TSY       TSY
--------------------------------------------------------------------------------
Total Return*         5.2         5.21       6.33      9.19     12.33     19.125
================================================================================
   * Includes capital gain (loss) and paid/accrued interest.


During 1997, the market first declined in price and then staged an impressive advance as interest rates fell. The rate on the bellwether 30 year U.S. Government bond was 6.85% at the beginning of the period and rose to 7.05% in late May of '97. By the end of 1997, the yield had fallen to 6% and subsequently to 5.79% in January of 1998.1 Our indicators cautioned us that the advance had run its course and we liquidated all of our securities in January and shifted to short term maturities including overnight Repurchase Agreements where we stayed for the remainder of the fiscal year to avoid capital depreciation of the portfolios. Those moves proved to be correct as interest rates once again rose.

Our actions held us in good stead with our peers. Most analytical services ranked our Total Return Fund in the Top 10 of all U.S. Government Funds and the Intermediate Term Fund ranked very favorably as well.

The fluctuation in rates was caused by factors which normally influence bond markets: economic activity and anticipated inflation and by some that occur only occasionally. In 1997, economic activity appeared to be progressing slowly, at a 2-3% growth rate. This did little to spark inflation fears and concerns that investors might have for a tightening of short term interest rates by the Federal Reserve. The other factor that affected prices at the end of 1997 was that of the "Asian Crises". As the economic problems of some

---------------
* Source: Salomon Brothers Indices

Southeast Asian nations became critical, a flight to quality caused the dollar to strengthen and with it the subsequent rise in the price of U.S. Government securities. If deep seated problems such as we have recently seen do not soon get corrected, Southeast Asian problems will linger for quite some time. Add to that situation the banking and recessionary problems in Japan, and a strong dollar will persist well into 1998.

The Federal Reserve will have a difficult time this year and next should inflation become problematical. The only tool it has to fight inflation is that of raising short term interest rates. If they use that tool, it will strengthen the dollar. As a result, U.S. goods will be more expensive overseas causing fewer exports. The domino effect of a widening trade gap and possible U.S. recession would result. Thus, should inflation occur, some tough decisions will have to be made with possible grave consequences. Having said that, we anticipate that the Federal Reserve will not raise short term rates in 1998.

                    PAUZE' U.S. GOVERNMENT TOTAL RETURN FUND

[GRAPHIC OMITTED]

Comparison of the change in value since April 1994 of a $10,000 investment in the Pauze' U.S. Government Total Return Fund - No Load Class, Pauze' U.S. Government Total Return Fund - Class "B" and the Lehman Government Bond Index.

                                                                 4/30/98
                                                                 -------
Pauze' U.S. Government Total Return Fund - No Load Class         $11,567
Pauze' U.S. Government Total Return Fund - Class B                13,576
Lehman Government Bond Index                                      13,643


                             AVERAGE ANNUAL RETURNS

                                                                Annualized
                                                   1 Year    Since Inception
                                                   ------    ---------------
No Load Shares (Inception 01/01/94                 18.91%          6.50%
Class "B" Shares (Inception 09-03-96)              14.41%          9.20%
Lehman Government Bond Index (Since 1/10/94)       11.05%          8.08%

                       PAUZE' U.S. INTERMEDIATE BOND FUND

[GRAPHIC OMITTED]

Comparison of the change in value since April 1996 of a $10,000 investment in the Pauze' U.S. Intermediate Bond Fund - No Load Class, Pauze' U.S. Government Intermediate Bond Fund - Class "B" and the Lehman Gen. US Treas Intermediate Index.

                                                                 4/30/98
                                                                 -------
Pauze' U.S. Government Intermediate Bond Fund - No Load Class    $10,789
Pauze' U.S. Government Intermediate Bond Fund - Class B           10,371
Lehman Gen. US Treas Intermediate Index                           11,238


                             AVERAGE ANNUAL RETURNS

                                                                Annualized
                                                  1 Year    Since Inception
                                                  ------    ---------------
No Load Shares (Inception 01/01/94)                8.01%          5.07%
Class "B" Shares (Inception 09-03-96)              3.38%          2.24%
Lehman Gen. US Treas
  Intermediate Index (Since 1/10/94)               8.28%          7.15%


                   PAUZE' U.S. GOVERNMENT SHORT TERM BOND FUND

[GRAPHIC OMITTED]

Comparison of the change in value since April 1996 of a $10,000 investment in the Pauze' U.S. Government Short Term Bond Fund - No Load Class, Pauze' U.S. Government Short Term Bond Fund - Class "C" and the Lehman 1-3 Gov't. Index.

                                                              4/30/98
                                                              -------
Pauze' U.S. Government Short Term Bond Fund - No Load Class   $10,513
Pauze' U.S. Government Short Term Bond Fund - Class B          10,285
Lehman 1-3 Gov't. Index                                        11,079


                             AVERAGE ANNUAL RETURNS

                                                                Annualized
                                                   1 Year    Since Inception
                                                   ------    ---------------
No Load Shares (Inception 01/01/94                  3.76%          3.23%
Class "C" Shares (Inception 09-03-96)               2.93%          1.93%
Lehman 1-3 Gov't. Index (Since 1/10/94)             6.71%          6.45%


We thank all of our investors for their confidence in our abilities to manage cash prudently and wisely.


Philip C. Pauze', President

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
PAUZE' FUNDS
HOUSTON, TEXAS


We have audited the accompanying statements of assets and liabilities of Pauze' U.S. Government Intermediate Bond Fund, Pauze' U.S. Government Short-Term Bond Fund and Pauze' U.S. Government Total Return Bond Fund, each a series of shares of Pauze' Funds, including the schedules of investments, as of April 30, 1998, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights presented for the year ended April 30, 1997 and prior were audited by other auditors whose report dated June 13, 1997, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pauze' U.S. Government Intermediate Bond Fund, Pauze' U.S. Government Short-Term Bond Fund and Pauze' U.S. Government Total Return Bond Fund as of April 30, 1998, the results of their operations, the changes in their net assets and the financial highlights for the year then ended in conformity with generally accepted accounting principles.


PHILADELPHIA, PENNSYLVANIA
JUNE 11, 1998

Pauze' Funds
Schedule of Investments
April 30, 1998

                                                                        Face
                                                                       Amount           Value
Pauze' U.S. Government Total Return Bond Fund                        -----------     -----------
---------------------------------------------
U.S. Government Obligations  (96.58%):
   U.S. Treasury Bill, 4.73%, 05/07/98                               $76,000,000     $75,937,300
                                                                     -----------     -----------
         Total U. S. Government Obligations
            (Cost $75,937,300)                                                        75,937,300
                                                                                     -----------
U.S. Government Mortgage - Backed Obligation  (3.08%):

   GNMA Pool 8874, 6.50%, 05/20/26                                     2,372,729       2,425,022
                                                                     -----------     -----------
         Total U.S. Government Mortgage - Backed Obligation
            (Cost $2,425,375)                                                          2,425,022
                                                                                     -----------
         Total Investments  (Cost $78,362,675)            (99.66%)                   $78,362,322

         Other assets in excess of liabilities             (0.34%)                       266,945
                                                         -------                     -----------
            Net Assets                                   (100.00%)                   $78,629,267
                                                         =======                     ===========
Pauze' U.S. Government Intermediate Term Bond Fund
--------------------------------------------------
U.S. Treasury  Obligations (72.93%):

   U.S. Treasury Note, 5.75%, 11/15/00                                 2,300,000       2,307,907
                                                                     -----------     -----------
         Total U.S. Treasury  Obligations
            (Cost $2,321,930)                                                          2,307,907
                                                                                     -----------
U.S.  Government Agency Obligations (23.82%):

   Federal Home Loan Bank,  6.00%, 10/15/02                               50,000          49,812
   Federal Home Loan Bank,  6.10%, 12/24/07                              700,000         703,826
                                                                     -----------     -----------
         Total U.S. Government Agency Obligations                                        753,638
            (Cost $749,652)                                                          -----------

         Total Investments  (Cost $3,071,582)             (96.75%)                    $3,061,545

         Other assets in excess of liabilities             (3.25%)                       102,752
                                                         -------                     -----------
            Net Assets                                   (100.00%)                    $3,164,297
                                                         =======                     ===========

Pauze' U.S. Government Short Term Bond Fund
-------------------------------------------
U.S. Treasury  Obligations (71.85%):

   U.S. Treasury Note,  6.375%, 05/15/00                               1,435,000       1,456,077
                                                                     -----------     -----------
          Total U.S. Treasury  Obligations
             (Cost $1,449,754)                                                         1,456,077
                                                                                     -----------
U.S. Government Agency Obligations (24.65%):

   Federal Home Loan Bank, 6.06%, 01/05/01                               400,000         399,934
   Federal Home Loan Bank, 6.00%, 10/15/02                               100,000          99,625
                                                                     -----------     -----------
          Total U.S. Government Agency Obligations
             (cost $499,937)                                                             499,559
                                                                                     -----------
          Total Investments  (Cost $1,949,691)            (96.50%)                    $1,955,636

          Other assets in excess of liabilities            (3.50%)                        70,888
                                                         -------                     -----------
             Net Assets                                  (100.00%)                    $2,026,524
                                                         =======                     ===========

   The accompanying notes are an integral part of these financial statements.

Pauze' Funds
Statement of Assets and Liabilities
April 30, 1998
--------------------------------------------------------------------------------

                                                                            U.S.
                                                           U.S.             Government      U.S.
                                                           Government       Intermediate    Government
                                                           Total Return     Term            Short Term
                                                           Bond Fund        Bond Fund       Bond Fund
                                                           ------------     -----------     -----------
Assets:
   Investment in securities, at market
     value (cost $78,362,675, $3,071,582,
     and $1,949,691,respectively)                          $ 78,362,322     $ 3,061,545     $ 1,955,636

Cash                                                            587,448          32,079          21,140
Receivables:
   Interest                                                      12,852          76,206          50,044
   Fund shares sold                                              12,280             303              --
   Due From Advisor                                                  --              --           3,185
Unamortized organizational costs                                  1,490           4,957           4,957
                                                           ------------     -----------     -----------

         Total assets                                        78,976,392       3,175,090       2,034,962
                                                           ------------     -----------     -----------
Liabilities:
Accounts payable and accrued expenses                           121,471           7,054           5,773
Dividends payable                                               225,654           3,739           2,665
                                                           ------------     -----------     -----------

         Total liabilities                                      347,125          10,793           8,438
                                                           ------------     -----------     -----------

         Net Assets                                        $ 78,629,267     $ 3,164,297     $ 2,026,524
                                                           ============     ===========     ===========
Net assets:
   Paid-in-capital                                           78,629,620       3,174,255       2,024,601
   Undistributed net investment income                               --              79             188
   Accumulated net realized gain(loss) from investments              --              --          (4,210)
   Net unrealized appreciation (depreciation)
     on investments                                                (353)        (10,037)          5,945
                                                           ------------     -----------     -----------
   Net assets applicable to outstanding
     capital shares                                        $ 78,629,267     $ 3,164,297     $ 2,026,524
                                                           ============     ===========     ===========
No load class:
   Net assets                                              $ 78,349,523     $ 2,722,279     $ 1,868,053
                                                           ============     ===========     ===========
   Shares outstanding, no par value, unlimited
     shares authorized                                        8,158,755         269,587         185,707
                                                           ============     ===========     ===========
   Net asset value, offering and redemption
     price per share                                       $       9.60     $     10.10     $     10.06
                                                           ============     ===========     ===========
Class B
   Net assets                                              $    279,744     $   442,018              --
                                                           ============     ===========     ===========
   Shares outstanding, no par value, unlimited
     shares authorized                                           26,881          43,659              --
                                                           ============     ===========     ===========

   Net asset value and offering price per share            $      10.41     $     10.12              --
                                                           ============     ===========     ===========
   Minimum redemption price per share(net asset
     value X 96.25%)                                       $      10.02     $      9.74              --
                                                           ============     ===========     ===========
Class C:
   Net assets                                                                               $   158,471
                                                                                            ===========
   Shares outstanding, no par value, unlimited
     shares authorized                                                                           15,881
                                                                                            ===========
   Net asset value, offering and redemption
     price per share                                                                        $      9.98
                                                                                            ===========

   The accompanying notes are an integral part of these financial statements.

Pauze' Funds
Statement of Operations
Year Ended April 30, 1998
--------------------------------------------------------------------------------

                                                                                U.S.
                                                                U.S.         Government        U.S.
                                                             Government     Intermediate    Government
                                                            Total Return        Term        Short Term
                                                              Bond Fund       Bond Fund      Bond Fund
                                                             -----------     -----------    -----------
Net investment income:
   Interest income                                           $ 4,448,459     $   153,484    $    84,555
                                                             -----------     -----------    -----------
Expenses:
   Investment advisory fees                                      442,281          13,686          7,608
   Administrative fees                                           211,584           8,104          4,480
   Distribution fees- No load class                              183,328           4,453          2,779
   Distribution fees- Class B                                      3,824           9,561          1,127
   Distribution fees- Class C                                      2,962
   Accounting service fees                                       160,948           6,095          3,498
   Transfer agent fees                                             4,813           1,570          1,523
   Registration fees                                                  15           5,015          5,115
   Custodian fees                                                 14,610           2,344          2,188
   Legal fees                                                     60,610           2,298          1,546
   Audit fees                                                     28,065           4,943          4,757
   Trustees' fees and expenses                                    52,914           2,358          1,406
   Amortization of organization expense                            2,245           1,482          1,482
   Insurance expense                                               7,198             446            165
   Miscellaneous                                                  41,939           4,373          3,020
                                                             -----------     -----------    -----------
         Total expenses                                        1,214,374          66,728         43,656
         Expense reimbursement by advisor                             --              --         (3,185)
                                                             -----------     -----------    -----------
         Net expenses                                          1,214,374          66,728         40,471
                                                             -----------     -----------    -----------
         Net investment income                                 3,234,085          86,756         44,084
                                                             -----------     -----------    -----------
Net realized and unrealized gain (loss) from investments:
   Net realized gain on investments                            7,968,571          81,096          2,407
   Net change in unrealized appreciation
     (depreciation) of investments                             1,474,810          22,194          5,561
                                                             -----------     -----------    -----------
   Net realized and unrealized gain on investments             9,443,381         103,290          7,968
                                                             -----------     -----------    -----------
Net increase in net assets resulting from
   operations                                                $12,677,466     $   190,046    $    52,052
                                                             ===========     ===========    ===========

   The accompanying notes are an integral part of these financial statements.

Pauze' Funds
Statement of Changes in Net Assets

                                                   U.S.              U.S.              U.S.               U.S.
                                                Government        Government        Government         Government
                                               Total Return      Total Return   Intermediate Term  Intermediate Term
                                                 Bond Fund         Bond Fund         Bond Fund         Bond Fund
                                              May 1, 1997 to    May 1, 1996 to    May 1, 1997 to  September 3, 1996** to
                                              April 30, 1998    April 30, 1997    April 30, 1998    April 30, 1997
                                              --------------    --------------    --------------    --------------
From operations:
   Net investment income                        $ 3,234,085       $ 3,342,491       $    86,756       $    59,111
   Net realized gain (loss) on investments        7,968,571        (1,699,050)           81,096           (35,850)
   Net change in unrealized appreciation
     (depreciation) of investments                1,474,810        (1,004,308)           22,194           (32,231)
                                                -----------       -----------       -----------       -----------
       Net increase (decrease) in net
         assets resulting from operations        12,677,466           639,133           190,046            (8,970)
                                                -----------       -----------       -----------       -----------
Distribution to shareholders from:
   Net investment income:
      No load class                              (3,277,065)       (3,353,991)          (62,517)          (14,004)
      Class B                                       (13,087)          (20,582)          (24,241)          (45,026)
      Class C                                            --                --            (6,535)           (3,036)

   Net realized gain on investments:
      No load class                              (6,241,068)               --           (14,178)             (491)
      Class B                                       (32,719)               --            (3,695)          (27,916)
      Class C                                            --                --                (1)
                                                -----------       -----------       -----------       -----------
      Total distributions to shareholders        (9,563,939)       (3,374,573)         (104,631)          (87,437)
                                                -----------       -----------       -----------       -----------
      Capital share transactions
         - net (Note 4)                           7,192,638          (235,361)          413,917         2,761,372
                                                -----------       -----------       -----------       -----------
Net increase (decrease) in net assets            10,306,165        (2,970,801)          499,332         2,664,965

Net assets at beginning of period                68,323,102        71,293,903         2,664,965           714,302
                                                -----------       -----------       -----------       -----------
Net assets at end of period                     $78,629,267       $68,323,102       $ 3,164,297       $ 2,664,965
                                                ===========       ===========       ===========       ===========
*Including undistributed net
   investment income of:                        $        --       $    11,477       $        79       $        80
                                                ===========       ===========       ===========       ===========

                                                   U.S.              U.S.
                                                Government        Government
                                                Short Term        Short Term
                                                 Bond Fund         Bond Fund
                                              May 1, 1997 to   September 3, 1996
                                              April 30, 1998    April 30, 1997

From operations:
   Net investment income                        $    44,084       $    12,309
   Net realized gain (loss) on investments            2,407            (5,636)
   Net change in unrealized appreciation
     (depreciation) of investments                    5,561               384
                                                -----------       -----------
       Net increase (decrease) in net
         assets resulting from operations            52,052             7,057
                                                -----------       -----------
Distribution to shareholders from:
   Net investment income:
      No load class                                 (35,290)           (2,512)
      Class B                                        (2,258)           (6,573)
      Class C

   Net realized gain on investments:
      No load class                                      (5)              (60)
      Class B                                            (1)             (914)
      Class C
                                                -----------       -----------
      Total distributions to shareholders           (44,090)          (13,095)
                                                -----------       -----------
      Capital share transactions
         - net (Note 4)                           1,304,260           720,340
                                                -----------       -----------
Net increase (decrease) in net assets             1,312,222           714,302

Net assets at beginning of period
                                                -----------       -----------
Net assets at end of period                     $ 2,026,524       $   714,302
                                                ===========       ===========
*Including undistributed net
   investment income of:                        $       188       $       187
                                                ===========       ===========

** Commencement of operations

   The accompanying notes are an integral part of these financial statements.

Pauze' Funds
Notes to Financial Statements
April 30, 1998
================================================================================

1.   Organization
     ------------

Pauze' Funds (The "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on October 15, 1993. There are presently four series within the Trust: the Pauze' U.S. Government Total Return Bond Fund (the "Total Return Fund"), which commenced operations on January 10, 1994; the Pauze' U.S. Government Intermediate Term Bond Fund (the "Intermediate Term Fund"), which commenced operations on September 3, 1996; the Pauze' U.S. Government Short Term Bond Fund (the "Short Term Fund"), which commenced operations on September 3, 1996; and the Pauze' Tombstone Fund, which is not a subject of these financial statements. The three series included in these financial statements are collectively referred to herein as the "Funds" and individually as a "Fund".

Each of the three bond funds seek to provide investors with a high total return (investment income plus or minus realized and unrealized capital appreciation and depreciation) consistent with preservation of capital and liquidity.

Effective September 3, 1996, shares of each Fund are issued in classes. No load shares are sold at net asset value without sales commission or redemption fees. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge. Class C shares are sold at net asset value and are subject to an on-going trail commission of .75% paid by the Fund.

During the year ended April 30, 1998, the sole shareholder in the U.S. Government Short Term Bond Fund Class B shares redeemed 17,736 shares of the Fund, resulting in a complete liquidation of this class of shares.

2.   Significant Accounting Policies
     -------------------------------

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Pauze' Funds
Notes to Financial Statements
April 30, 1998
================================================================================

2.   Significant Accounting Policies (continued)
     -------------------------------------------

INCOME AND EXPENSES. Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

SECURITY VALUATION. All securities (except securities with less than 60 days to maturity and repurchase agreements) held by the Fund are valued at market value based on an independent pricing service; and, in the event such service is not available, at the mean between the most recent bid and ask prices as obtained from one or more dealers that make markets in the securities. Short-term investments with maturities of 60 days or less at the time of purchase ordinarily are valued on the amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If the Advisor determines that amortized cost does not reflect fair value of a security, the Board may select an alternative method of valuing the security.

SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued daily, adjusted for amortization of premiums, and accretion of discount. Dividend income is recorded on the ex-dividend date.

REPURCHASE AGREEMENTS. The Trust's policy is for the custodian to receive delivery of the underlying securities used to collateralize the repurchase agreements in an amount at least equal to 102% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient to pay principal and interest; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

FEDERAL INCOME TAXES. It is the intention of each Fund to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Pauze' Funds
Notes to Financial Statements
April 30, 1998
================================================================================

2.   Significant Accounting Policies (continued)
     -------------------------------------------

DEFERRED ORGANIZATIONAL COSTS. Costs incurred by the Trust in connection with the organization of each of its funds have been deferred and are being amortized using the straight-line method over a five-year period beginning with the commencement of operations of the Funds. In the event that any of the initial shares of the Trust are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded by each Fund on ex-dividend date. The Funds generally pay dividends monthly and capital gains distributions, if any, at least annually. The Funds distribute tax basis earnings in accordance with the minimum distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

3.   Investment Transactions
     -----------------------

Pauze' U.S. Government Total Return Bond Fund

For the year ended April 30,  1998,  the costs of purchases  and  proceeds  from sales/maturities of investments, excluding short-term investments, were $133,784,067 and $206,907,793, respectively. All purchases and sales were U.S. Government securities. At April 30, 1998, the unrealized depreciation of investments for tax purposes was $353. Gross unrealized appreciation of investments aggregated $ -0- and gross unrealized depreciation of investments aggregated $353. The cost of investments for federal income tax purposes at April 30, 1998 was $78,362,675.

Pauze' U.S. Government  Intermediate Term Bond Fund

During the year ended April 30, 1998, the costs of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $8,165,959 and $6,631,536, respectively. All purchases and sales were U.S. Government securities. At April 30, 1998, the unrealized depreciation of investments for tax purposes was $10,037. Gross unrealized appreciation of investments aggregated $4,143 and gross unrealized depreciation of investments aggregated $14,180. The cost of investments for Federal income tax purposes at April 30, 1998 was $3,071,582.

Pauze' Funds
Notes to Financial Statements
April 30, 1998
================================================================================

3.   Investment Transactions (continued)
     -----------------------------------

Pauze' U.S. Government Short-Term Bond Fund

During the year ended April 30, 1998, the costs of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $2,649,336 and $705,856, respectively. All purchases and sales were U.S.
Government securities. At April 30, 1998, the unrealized appreciation of investments for tax purposes was $5,945. Gross unrealized appreciation of investments aggregated $6,324 and gross unrealized depreciation of investments aggregated $379. The cost of investments for Federal income tax purposes at April 30, 1998 was $1,949,691. Accumulated net realized losses on investment transactions at April 30, 1998 amounted to $3,229; these carryforwards will expire in 2005. The loss carryforwards will be reduced by future realized gains.

4.   Capital Shares Transactions
     ---------------------------

The following is a summary of capital share activity for the period indicated:

                                                  U.S. Government Total
                                                    Return Bond Fund
                                -----------------------------------------------------
                                      Year Ended                      Year ended
                                    April 30, 1998                  April 30, 1997
                                -----------------------         ---------------------

No load class                   Shares           Amount         Shares         Amount
-------------                   ------           ------         ------         ------
Shares sold                   21,599,128     $ 218,408,588      274,554     $ 2,581,218
Reinvestment of dividends        762,166         7,358,710      249,153       2,335,712
Shares redeemed              (21,608,748)     (218,443,033)    (593,038)     (5,555,591)
                             -----------     -------------     --------     -----------
Net increase
  (decrease)                     752,546     $   7,324,265      (69,331)    ($  638,661)
                             ===========     =============     ========     ===========


Class B                         Shares           Amount         Shares         Amount
-------                         ------           ------         ------         ------
Shares sold                       19,649     $     202,254      132,139     $ 1,328,078
Reinvestment of dividends          4,292            44,826          627           6,252
Shares redeemed                  (36,416)         (378,707)     (93,410)       (931,030)
                             -----------     -------------     --------     -----------
Net increase
  (decrease)                     (12,475)    ($    131,627)      39,356     $   403,300
                             ===========     =============     ========     ===========

Pauze' Funds
Notes to Financial Statements
April 30, 1998
================================================================================

4.   Capital Shares Transactions (Continued)
     ---------------------------------------

                                                   U.S. Government
                                                    Intermediate
                                                   Term Bond Fund
                                -----------------------------------------------------
                                       Year ended                 September 3, 1996*
                                     April 30, 1998               to April 30, 1997
                                -----------------------         ---------------------
No load class                   Shares           Amount         Shares         Amount
-------------                   ------           ------         ------         ------
Shares sold                      249,080     $   2,527,103      130,180     $ 1,286,469
Reinvestment of dividends          4,098            41,049          866           8,467
Shares redeemed                 (111,774)       (1,136,503)      (2,863)        (28,158)
                             -----------     -------------     --------     -----------

Net increase                     141,404     $   1,431,649      128,183     $ 1,266,778
                             ===========     =============     ========     ===========

Class B                           Shares            Amount       Shares          Amount
-------                           ------            ------       ------          ------
Shares sold                        5,326     $      51,878      442,251     $ 4,437,187
Reinvestment of dividends          2,350            23,518        1,647          16,404
Shares redeemed                 (109,587)       (1,093,128)    (298,328)     (2,958,997)
                             -----------     -------------     --------     -----------
Net increase
  (decrease)                    (101,911)    ($  1,017,732)     145,570     $ 1,494,594
                             ===========     =============     ========     ===========

                                                   U.S. Government
                                                     Short Term
                                                     Bond Fund
                                 ----------------------------------------------------
                                       Year ended                September  3, 1996*
                                     April 30, 1998               to April 30, 1997
                                 ----------------------         ---------------------
No load class                    Shares          Amount         Shares         Amount
-------------                    ------          ------         ------         ------
Shares sold                      286,828     $   2,885,235       34,121     $   342,615
Reinvestment of dividends          1,799            18,035          178           1,781
Shares redeemed                 (126,558)       (1,275,235)     (10,661)       (107,340)

Net increase                     162,069     $   1,628,035       23,638     $   237,056
                             ===========     =============     ========     ===========

Pauze' Funds
Notes to Financial Statements
April 30, 1998
================================================================================

4.   Capital Shares Transactions (Continued)
     ---------------------------------------

Class B                         Shares           Amount         Shares         Amount
-------                         ------           ------         ------         ------
Shares sold                           --                --       68,186     $   681,860
Reinvestment of dividends             --                --           --              --
Shares redeemed                  (17,736)         (177,860)     (40,450)       (504,000)
                             -----------     -------------     --------     -----------
Net increase
  (decrease)                     (17,736)    ($    177,860)      27,736     $   177,860
                             ===========     =============     ========     ===========


Class C                         Shares           Amount         Shares         Amount
-------                         ------           ------         ------         ------
Shares sold                           --                --       48,069     $   480,694
Reinvestment of dividends            657             6,537          305           3,036
Shares redeemed                  (15,230)         (152,452)     (17,920)       (178,306)
                             -----------     -------------     --------     -----------
Net increase
  (decrease)                     (14,573)    ($    145,915)      30,454     $   305,424
                             ===========     =============     ========     ===========

* Inception

5.   Transactions with the Manager and Affiliates
     --------------------------------------------

Pauze', Swanson & Associates Investment Advisors, Inc. d/b/a Pauze' Swanson Capital Management Co. (the "Advisor" or the "Manager"), under an Investment Advisory Agreement with the Trust in effect from April 30, 1997 and good through February 28, 1999, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Fund's investment objectives, policies and limitations.

This agreement provides for a monthly management fee at the annual rate of 0.60% of the average daily net assets (1/12 of 0.60% monthly) on the first $100 million, 0.50% on the next $150 million, 0.45% on the next $250 million and 0.40% on net assets in excess of $500 million for the Total Return Fund. For the Intermediate Term and Short Term Funds, the agreement provides for a monthly management fee at the annual rate of 0.50% of the average daily net assets (1/12 of 0.50% monthly).

Declaration Service Company serves as the Administrator to the Trust pursuant to an Administrative Services Agreement with the Trust. As Administrator, Declaration Service Company is responsible for services such as financial reporting, compliance monitoring and corporate management. For the Services provided, the Administrator receives an annual fee $196,000, payable in equal installments which are allocated to each series based upon the relative net assets of each series. The series also pay standard

Pauze' Funds
Notes to Financial Statements
April 30, 1998
================================================================================

5.   Transactions with the Manager and Affiliates (Continued)
     --------------------------------------------------------

out-of-pocket costs to Declaration Service Company. The Funds' share of these fees and expenses for the year ended April 30, 1998 were $211,584, $8,104 and $4,480 for U.S. Government Total Return Bond Fund, U.S. Government Intermediate Term Bond Fund and U.S. Government Short Term Bond Fund, respectively.

Declaration Service Company serves as transfer agent and dividend paying agent of the Trust pursuant to a separate transfer agency and shareholder services agreement with the Trust. For its services, the Trust currently pays Declaration Service Company an annual fee of $18 per account and a minimum annual fee of $24,000 plus standard out-of-pocket expenses. The Funds' share of these fees and expenses for the year ended April 30, 1998 were $4,813, $1,570 and $1,523 for U.S. Government Total Return Bond Fund, U.S. Government Intermediate Term Bond Fund and U.S. Government Short Term Bond Fund, respectively.

Declaration Service Company determines the net asset value per share of each Fund and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Trust. For its services, Declaration Service Company receives an annual fee of $178,000, payable in equal monthly installments which are allocated to each series based upon the relative net assets of each series. The series also pay standard out-of-pocket costs to Declaration Service Company. The Funds' share of these fees and expenses for the year ended April 30, 1998, were $160,948, $6,095 and $3,498 for U.S. Government Total Return Bond Fund, U.S. Government Intermediate Term Bond Fund and U.S. Government Short Term Bond Fund, respectively.

Declaration Distributors, Inc. an affiliate of Declaration Service Company, serves as the Trust agent in connection with the distribution of Fund shares. For the services provided, Declaration Distributors, Inc. receives an annual fee of $20,000 from the Trust. The Bond Funds' share of these expenses for the year ended April 30, 1998 was $19,000.

For the year ended April 30, 1998, Declaration Service Company and Declaration Distributors, Inc. earned $402,615 and $19,000, respectively, for the three series included in these financial statements. On April 30, 1998, the liability to Declaration Service Company and Declaration Distributors, Inc. was $33,391 and $1,587, respectively.

Independent trustees are each paid an annual fee of $10,000 from the Trust plus $500 per meeting and out-of-pocket expenses.

An officer of Declaration Service Company and Declaration Distributors Inc. (the underwriter of the Trust) is a Trustee of the Trust. The officer receives no compensation for these services.

Pauze' Funds
Notes to Financial Statements
April 30, 1998
================================================================================

5.   Transactions with the Manager and Affiliates (Continued)
     --------------------------------------------------------

A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for each Fund, with separate provisions for each class of shares. Each plan provides that a Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% of the Fund's average net assets (1/12 of 0.25% monthly) to persons or institutions for performing certain servicing functions for Fund shareholders. These fees will be paid periodically and will generally be based on a percentage of the value of Fund shares held by the institution's clients. The distribution plans allow the Funds to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders. With respect to Class B shares and Class C shares, the distribution plans allow the use of Fund assets allocable to those shares to be used to pay additional Rule 12b-1 fees of up to 0.75% of said assets (1/12 of 0.75% monthly) to cover fees paid to broker-dealers for sales and promotional services.

Expenses were limited by the Advisor to 3.5% of total average net assets for each Fund for the year ended April 30, 1998. For the year ended April 30, 1998, the Advisor reimbursed $3,185 to the Short Term Fund. The expense limitation is voluntary and can be discontinued at any time by the advisor.